RESTATEMENT OF PRIOR YEAR PRESENTATION (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2023	Nov. 30, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of revenue	$ 185,654	$ 86,435	$ 478,436	$ 237,824	$ 334,825	$ 688,365
General and administrative expense	487,394	570,043	2,271,325	1,888,900	1,874,528	1,471,898
Other income	68,473	331,041	236,873	1,905,445	187,282	146,711
Unrealized loss on related party transaction	114,689	(2,521)	99,616		68,787	(29,551)
Unrealized (gain) loss on related party transactions	(114,689)	2,521	(99,616)		(68,787)	29,551
Loss on equity method investment		(9,956)	(14,744)	(73,601)	(33,898)	(100,949)
Loss on equity method investment		9,956	14,744	73,601	33,898	100,949
Net loss income attributable to non-controlling interests	11,349	1,559	(4,050)	3,759	3,830	4,836
Other receivables						35,717
Note receivables related party	739,590		739,590			198,125
Investment in related party						155,369
Accounts payable and accrued expenses	446,807		446,807		137,199	60,771	$ 632,270	$ 376,541
VAT payable
Accumulated other comprehensive loss	289,586		289,586		197,040	200,039
Retained earnings	(5,038,656)		(5,038,656)		(781,085)	873,306	$ (2,357,806)	$ (2,032,532)
Non controlling interest	(123,780)		(123,780)		(8,666)	(4,836)
Non controlling interest	123,780		123,780		8,666	4,836
Non Membership [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of revenue	$ 185,654	$ 85,288	$ 478,436	223,987	320,998	165,122
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of revenue						656,054
General and administrative expense				563,301		1,583,174
Other income				1,744,115		147,209
Unrealized loss on related party transaction
Unrealized (gain) loss on related party transactions
Loss on equity method investment
Loss on equity method investment
Net loss income attributable to non-controlling interests						4,836
Other receivables						337,798
Note receivables related party
Investment in related party						207,402
Accounts payable and accrued expenses					30,155	63,354
VAT payable						101,373
Accumulated other comprehensive loss						195,203
Retained earnings					(1,984,318)	930,175
Non controlling interest						4,836
Non controlling interest						(4,836)
Previously Reported [Member] | Non Membership [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of revenue						$ 132,811